UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06561
                                   -----------

         CCMI Funds
(Exact name of registrant as specified in charter)

431 N. Pennsylvania St
Indianapolis, IN                            46204
-----------------------------------------------------
(Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   05/31
                        --------

Date of reporting period:  8/31/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

                                   CCMI FUNDS
                                CCMI EQUITY FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

   SHARES      COMMON STOCKS - 94.31%                                         VALUE
-----------------------------------------------------------------------------------------

               COMMUNICATIONS - 1.92%
      25,000   BellSouth Corp.                                                 $ 669,000
               -----------------------------------------------------------
      35,000   Verizon Communications, Inc.                                    1,373,750
               --------------------------------------------------------------------------
                                                                               2,042,750
               --------------------------------------------------------------------------

               CONSUMER NON-DURABLES - 14.85%
      25,000   American Italian Pasta Company                                    676,250
               -----------------------------------------------------------
      30,000   Anheuser-Busch Co.                                              1,584,000
               -----------------------------------------------------------
      30,400   Cadbury Schweppes Public Ltd. Co. (a)                             992,560
               -----------------------------------------------------------
      45,000   Constellation Brands, Inc. - Class A (b)                        1,654,650
               -----------------------------------------------------------
      30,000   Energizer Holdings, Inc.                                        1,240,200
               -----------------------------------------------------------
      40,000   General Mills, Inc.                                             1,890,000
               -----------------------------------------------------------
      30,000   Kraft Foods, Inc.                                                 938,400
               -----------------------------------------------------------
      50,000   Leapfrog Enterprises, Inc. (b)                                    989,500
               -----------------------------------------------------------
      70,000   Mattel, Inc.                                                    1,126,300
               -----------------------------------------------------------
      35,000   PepsiCo, Inc.                                                   1,750,000
               -----------------------------------------------------------
      35,000   Sealed Air Corp. (b)                                            1,719,200
               -----------------------------------------------------------
      30,000   The Gillette Co.                                                1,275,000
               --------------------------------------------------------------------------
                                                                              15,836,060
               --------------------------------------------------------------------------

               CONSUMER SERVICES - 7.01%
      75,000   Comcast Corp. (b)                                               2,081,250
               -----------------------------------------------------------
      15,000   Gannett Co., Inc.                                               1,270,500
               -----------------------------------------------------------
      50,000   McDonald's Corp.                                                1,351,000
               -----------------------------------------------------------
      80,000   Walt Disney Co.                                                 1,796,000
               -----------------------------------------------------------
      25,000   Weight Watchers International, Inc.                               976,000
               --------------------------------------------------------------------------
                                                                               7,474,750
               --------------------------------------------------------------------------

               ELECTRONIC TECHNOLOGY - 5.37%
      35,000   Applied Materials, Inc. (b)                                       556,150
               -----------------------------------------------------------
      75,000   Cisco Systems, Inc. (b)                                         1,407,000
               -----------------------------------------------------------
      60,000   Commscope, Inc. (b)                                             1,192,200
               -----------------------------------------------------------
      40,000   Electronics for Imaging, Inc. (b)                                 795,200
               -----------------------------------------------------------
      45,000   Intel Corp.                                                       958,050
               -----------------------------------------------------------
      42,000   Texas Instruments, Inc.                                           820,680
               --------------------------------------------------------------------------
                                                                               5,729,280
               --------------------------------------------------------------------------

               ENERGY MINERALS - 5.33%
      17,500   ChevronTexaco Corp.                                             1,706,250
               -----------------------------------------------------------
      22,500   ConocoPhillips Co.                                              1,674,675
               -----------------------------------------------------------
      50,000   Exxon Mobil Corp.                                               2,305,000
               --------------------------------------------------------------------------
                                                                               5,685,925
               --------------------------------------------------------------------------

               FINANCE - 20.34%
      38,000   American Express Co.                                            1,900,760
               -----------------------------------------------------------
      26,200   American International Group, Inc.                              1,866,488
               -----------------------------------------------------------
      50,000   Bank of America Corp.                                           2,249,000
               -----------------------------------------------------------
       1,300   Berkshire Hathaway, Inc. - Class B (b)                          3,762,200
               -----------------------------------------------------------
      52,066   Citigroup, Inc.                                                 2,425,234
               -----------------------------------------------------------
      40,100   Duke Realty Corp.                                               1,363,400
               -----------------------------------------------------------
      50,000   J.P. Morgan Chase & Co.                                         1,979,000
               -----------------------------------------------------------
      45,000   Jefferson-Pilot Corp.                                           2,155,500
               -----------------------------------------------------------
      20,000   Merrill Lynch & Co., Inc.                                       1,021,400
               -----------------------------------------------------------
      30,000   Prologis                                                        1,084,500
               -----------------------------------------------------------
      48,500   Washington Mutual, Inc.                                         1,883,255
               --------------------------------------------------------------------------
                                                                              21,690,737
               --------------------------------------------------------------------------

               HEALTH SERVICES - 1.56%
      40,000   Laboratory Corp. of America Holdings (b)                        1,663,600
               --------------------------------------------------------------------------

                                   CCMI FUNDS
                                CCMI EQUITY FUND
              SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 - CONTINUED
                                   (UNAUDITED)

   SHARES      COMMON STOCKS - 94.31% - CONTINUED                             VALUE
-----------------------------------------------------------------------------------------

               HEALTH TECHNOLOGY - 12.42%
      45,000   Abbott Laboratories, Inc.                                     $ 1,876,050
               -----------------------------------------------------------
      20,000   Amgen, Inc. (b)                                                 1,185,800
               -----------------------------------------------------------
      15,000   Eli Lilly & Company                                               951,750
               -----------------------------------------------------------
      30,000   Johnson & Johnson                                               1,743,000
               -----------------------------------------------------------
      37,000   Merck & Co., Inc.                                               1,663,890
               -----------------------------------------------------------
      80,000   Pfizer, Inc.                                                    2,613,600
               -----------------------------------------------------------
      65,000   Schering-Plough Corp.                                           1,199,900
               -----------------------------------------------------------
      55,000   Wyeth                                                           2,011,350
               --------------------------------------------------------------------------
                                                                              13,245,340
               --------------------------------------------------------------------------

               INDUSTRIAL SERVICES - 1.45%
      25,000   Schlumberger Ltd.                                               1,545,000
               --------------------------------------------------------------------------

               NON-ENERGY MINERALS - 1.82%
      60,000   Alcoa, Inc.                                                     1,942,800
               --------------------------------------------------------------------------

               PRODUCER MANUFACTURING - 5.84%
      45,000   General Electric Co.                                            1,475,550
               -----------------------------------------------------------
      85,000   Molex, Inc. - Class A                                           2,122,450
               -----------------------------------------------------------
      28,000   United Technologies Corp.                                       2,629,480
               --------------------------------------------------------------------------
                                                                               6,227,480
               --------------------------------------------------------------------------

               RETAIL TRADE - 2.13%
      55,000   Costco Wholesale Corp.                                          2,264,350
               --------------------------------------------------------------------------

               TECHNOLOGY SERVICES - 9.21%
               -----------------------------------------------------------
      40,000   Automatic Data Processing, Inc.                                 1,590,800
               -----------------------------------------------------------
      45,000   Diebold, Inc.                                                   2,200,050
               -----------------------------------------------------------
      32,000   First Data Corp.                                                1,352,000
               -----------------------------------------------------------
      20,000   International Business Machines Corp.                           1,693,800
               -----------------------------------------------------------
      80,000   Microsoft Corp.                                                 2,184,000
               -----------------------------------------------------------
      50,000   Synopsys, Inc. (b)                                                798,000
               --------------------------------------------------------------------------
                                                                               9,818,650
               --------------------------------------------------------------------------

               TRANSPORTATION - 0.82%
      12,000   United Parcel Services, Inc.                                      876,600
               --------------------------------------------------------------------------

               UTILITIES - 4.24%
      30,000   Apache Corp.                                                    1,340,700
               -----------------------------------------------------------
      45,000   Black Hills Corp.                                               1,253,250
               -----------------------------------------------------------
      30,000   Progress Energy, Inc.                                           1,316,700
               -----------------------------------------------------------
      20,000   The Southern Co.                                                  607,000
               --------------------------------------------------------------------------
                                                                                4,517,650
               --------------------------------------------------------------------------

               TOTAL COMMON STOCKS (Cost $79,888,655)                        100,560,972
               --------------------------------------------------------------------------

               MONEY MARKET SECURITIES - 5.63%

   1,206,771   Fifth Third Institutional Money Market Fund, 1.32%  (c)         1,206,771
               -----------------------------------------------------------
               Goldman Sachs Financial Square Fund -
   4,800,000        Money Market Fund, 1.36%  (c)                              4,800,000
               --------------------------------------------------------------------------

               TOTAL MONEY MARKET (Cost $6,006,771)                            6,006,771
               --------------------------------------------------------------------------

               TOTAL INVESTMENTS (Cost $85,895,426) - 99.94%                 106,567,743
               --------------------------------------------------------------------------

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%                      59,487
               --------------------------------------------------------------------------

               TOTAL NET ASSETS - 100.00%                                 $   106,627,230
               --------------------------------------------------------------------------

               (a) American Depositary Receipt.
               (b) Non-income producing.
               (c) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.

         TAX RELATED
         Unrealized appreciation                                   $ 23,304,387
         Unrealized depreciation                                     (2,632,070)
                                                                  --------------
         Net unrealized appreciation                               $ 20,672,317
                                                                  ==============

         Aggregate cost of securities for income tax purposes      $ 85,895,426
                                                                  ==============

                                   CCMI FUNDS
                                 CCMI BOND FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES - 94.40%                                                  VALUE
--------------------------------------------------------------------------------------------------------------

                 ASSET BACKED SECURITIES - 0.85%

                 FINANCE - RETAIL - 0.85%
   $ 1,000,000   Citibank Credit Card Issuance Trust, 4.15%, 7/7/2017                               $ 952,323

                 ---------------------------------------------------------------------------------------------
                 TOTAL ASSET BACKED SECURITIES (COST $899,529)                                        952,323

                 ---------------------------------------------------------------------------------------------
                 CORPORATE BONDS - 34.16%

                 BANKING - 4.36%
       500,000   Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017                      509,262
                 -----------------------------------------------------------------------------
       350,000   BankBoston Capital Trust, Company Guarantee, Series B, 8.25%, 12/15/2026             406,460
                 -----------------------------------------------------------------------------
     1,500,000   Capital One Bank, 6.50%, 6/13/2013                                                 1,613,259
                 -----------------------------------------------------------------------------
     1,100,000   Comerica Bank, Sub. Note, Series BKNT 7.125%, 12/1/2013                            1,220,177
                 -----------------------------------------------------------------------------
       188,000   NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026                            213,112
                 -----------------------------------------------------------------------------
     1,000,000   Washington Mutual, Inc., Sub. Note, 4.625%, 4/1/2014                                 957,373
                 ---------------------------------------------------------------------------------------------

                                                                                                    4,919,643

                 ---------------------------------------------------------------------------------------------
                 FINANCE - RETAIL - 3.01%
       865,000   Commercial Credit Co., Note, 6.625%, 6/1/2015                                        970,636
                 -----------------------------------------------------------------------------
     1,000,000   Household Finance Corp., Sr. Note, Series MTN, 2.76%, 2/28/2008 (a)                1,010,303
                 -----------------------------------------------------------------------------
       166,000   Household Finance Corp., Sr. Note, Series NOT1, 7.50%, 4/15/2017                     169,081
                 -----------------------------------------------------------------------------
     1,250,000   Sallie Mae, Note, Series CPI, 5.20%, 2/1/2014 (a)                                  1,241,512
                 ---------------------------------------------------------------------------------------------

                                                                                                    3,391,532

                 ---------------------------------------------------------------------------------------------
                 FINANCIAL INTERMEDIARIES - 2.92%
       500,000   Citigroup, Inc., Note., 6.50%, 1/18/2011                                             563,360
                 -----------------------------------------------------------------------------
       367,000   Citigroup, Inc., Sub. Note, 6.88%, 12/18/2015                                        419,127
                 -----------------------------------------------------------------------------
       250,000   Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010                                         294,487
                 -----------------------------------------------------------------------------
     1,000,000   Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012                                  1,116,560
                 -----------------------------------------------------------------------------
       900,000   Lehman Brothers Holdings, Inc., Note, Series MTNG, 6.75%, 7/1/2022                   898,015
                 ---------------------------------------------------------------------------------------------

                                                                                                    3,291,549

                 ---------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 8.14%
     1,000,000   Beneficial Corp., Note, Series MTNE, 6.47%, 11/17/2008                             1,100,632
                 -----------------------------------------------------------------------------
       250,000   CIT Capital Trust I, Company Guarantee, 7.70%, 2/15/2027                             274,810
                 -----------------------------------------------------------------------------
     1,250,000   Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                     1,362,839
                 -----------------------------------------------------------------------------
     1,000,000   General Electric Capital Corp., Sr. Note, Series MTNA, 4.00%, 10/26/2012             992,815
                 -----------------------------------------------------------------------------
       800,000   JPM Capital Trust II, Bond, 7.95%, 2/1/2027                                          909,112
                 -----------------------------------------------------------------------------
       350,000   JP Morgan & Co, Inc., Sub. Note, 5.75%, 10/15/2008                                   375,682
                 -----------------------------------------------------------------------------
     1,000,000   Morgan Stanley, Note, 6.60%, 4/1/2012                                              1,118,443
                 -----------------------------------------------------------------------------
     1,500,000   Morgan Stanley, Sr. Note, Series MTNC, 5.40%, 11/1/2013 (a)                        1,541,895
                 -----------------------------------------------------------------------------
     1,500,000   Morgan Stanley, Note, 3.875%, 1/15/2009                                            1,503,384
                 ---------------------------------------------------------------------------------------------

                                                                                                    9,179,612

                 ---------------------------------------------------------------------------------------------
                 FOOD & Drug Manufacturers & Retailers - 2.69%
       200,000   Anheuser-Busch Cos, Inc., Deb., 7.125%, 7/1/2017                                     223,964
                 -----------------------------------------------------------------------------
       350,000   Archer-Daniels-Midland, Deb., 8.875%, 4/15/2011                                      438,377
                 -----------------------------------------------------------------------------
     1,250,000   Coca-Cola Co., Note, 5.75%, 3/15/2011                                              1,361,761
                 -----------------------------------------------------------------------------
     1,000,000   Pepsico, Inc., Note, 3.20%, 5/15/2007                                              1,006,391
                 ---------------------------------------------------------------------------------------------

                                                                                                    3,030,493

                 ---------------------------------------------------------------------------------------------

                                  CCMI FUNDS
                                 CCMI BOND FUND
              SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 - CONTINUED
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES - 94.40% - CONTINUED                                      VALUE
--------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS - 34.16% - CONTINUED

                 INDUSTRIAL PRODUCTS & Equipment - 0.25%
     $ 250,000   Tyco International Group, Company Guarantee, 6.75%, 2/15/2011                      $ 279,746
                 ---------------------------------------------------------------------------------------------

                 INSURANCE - 1.06%
                 -----------------------------------------------------------------------------
     1,005,000   GE Global Insurance Holding Corp., Note, 6.45%, 3/1/2019                           1,075,102
                 -----------------------------------------------------------------------------
       100,000   Kemper Corp., Note, Series MTN, 8.875%, 10/17/2009                                   118,608
                 ---------------------------------------------------------------------------------------------

                                                                                                    1,193,710

                 ---------------------------------------------------------------------------------------------
                 METALS, MINERALS & Mining - 0.76%
       670,000   Alcoa, Inc., Note, 6.50%, 6/1/2011                                                   753,164
                 -----------------------------------------------------------------------------
       105,000   BHP Billiton Finance, Company Guarantee, 4.80%, 4/15/2013                            106,017
                 ---------------------------------------------------------------------------------------------

                                                                                                      859,181

                 ---------------------------------------------------------------------------------------------
                 PETROLEUM PRODUCTS & Services - 0.49%
       505,000   Amerada Hess Corp., Note, 6.65%, 8/15/2011                                           554,769
                 ---------------------------------------------------------------------------------------------

                 RETAILERS - 0.23%
       225,000   May Department Stores Co., Deb., 7.50%, 6/1/2015                                     259,632
                 ---------------------------------------------------------------------------------------------

                 SOVEREIGN - 0.90%
     1,000,000   United Mexican States, Note, 5.875%, 1/15/2014                                     1,014,500
                 ---------------------------------------------------------------------------------------------

                 TECHNOLOGY SERVICES - 2.11%
     1,800,000   International Business Machines Corp., Deb., 8.375%, 11/1/2019                     2,380,412
                 ---------------------------------------------------------------------------------------------

                 TELECOMMUNICATIONS & Cellular - 4.48%
                 -----------------------------------------------------------------------------
       634,000   GTE Corp., Deb., 7.90%, 2/1/2027                                                     697,157
                 -----------------------------------------------------------------------------
       800,000   Nynex Capital Funding Co., Company Guarantee, Series MTNB, 8.23%, 10/15/2009         939,678
                 -----------------------------------------------------------------------------
       800,000   Southwestern Bell Telephone Co., Deb., 6.625%, 9/1/2024                              809,215
                 -----------------------------------------------------------------------------
     1,300,000   Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015                             1,472,036
                 -----------------------------------------------------------------------------
     1,000,000   Verizon Global Funding, Note, 6.875%, 6/15/2012                                    1,129,816
                 ---------------------------------------------------------------------------------------------

                                                                                                    5,047,902

                 ---------------------------------------------------------------------------------------------
                 UTILITIES - 2.76%
       360,000   Cleveland Electric/Toledo, Note, 7.13%, 7/1/2007                                     395,776
                 -----------------------------------------------------------------------------
       250,000   Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008                              255,116
                 -----------------------------------------------------------------------------
       300,000   Indianapolis Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007         332,238
                 -----------------------------------------------------------------------------
       150,000   Iowa Electric Light & Power, Collateral Trust, 6.00%, 10/1/2008                      162,105
                 -----------------------------------------------------------------------------
       915,000   Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025                              955,646
                 -----------------------------------------------------------------------------
       665,000   Pennsylvania Electric Co., Sr. Note, 6.625%, 4/1/2019                                753,589
                 -----------------------------------------------------------------------------
       250,000   Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024            257,080
                 ---------------------------------------------------------------------------------------------

                                                                                                    3,111,550

                 ---------------------------------------------------------------------------------------------
                 TOTAL CORPORATE BONDS (COST $37,156,103)                                          38,514,231
                 ---------------------------------------------------------------------------------------------

                                   CCMI FUNDS
                                 CCMI BOND FUND
              SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 - CONTINUED
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES - 94.40% - CONTINUED                                      VALUE
--------------------------------------------------------------------------------------------------------------

                 GOVERNMENT AGENCIES - 46.90%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.72%
   $ 1,500,000   Federal Home Loan Mortgage Corporation, Note, 2.875%, 12/15/2006                 $ 1,505,544
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Mortgage Corporation, Note, 4.65%, Series MTN, 10/10/2013          996,962
                 -----------------------------------------------------------------------------
     1,200,000   Federal Home Loan Mortgage Corporation, Note, 5.20%, 3/5/2019                      1,186,543
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Mortgage Corporation, Note, 6.25%, Series MTN, 6/25/2010         1,076,799
                 -----------------------------------------------------------------------------
       500,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 4.65%, 8/27/2010           503,936
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 5.55%, 10/30/2017          997,883
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 6/27/2017         1,043,053
                 -----------------------------------------------------------------------------
       700,000   Federal Home Loan Mortgage Corporation, Note, Series MTN3, 4.05%, 11/17/2009         705,019
                 -----------------------------------------------------------------------------
     3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.25%, 3/5/2012                 3,179,496
                 -----------------------------------------------------------------------------
     3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011                3,146,388
                 ---------------------------------------------------------------------------------------------

                                                                                                   14,341,623
                 ---------------------------------------------------------------------------------------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.70%
       500,000   Federal National Mortgage Association, Unsecd. Note, 3.80%, 7/14/2010                492,628
                 -----------------------------------------------------------------------------
       500,000   Federal National Mortgage Association, Unsecd. Note, 4.70%, 5/13/2013                502,767
                 -----------------------------------------------------------------------------
     2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.375%, 7/16/2018             2,509,302
                 -----------------------------------------------------------------------------
       250,000   Federal National Mortgage Association, Unsecd. Note, 5.50%, 4/23/2024                243,612
                 -----------------------------------------------------------------------------
     2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.75%, 11/7/2017              2,565,735
                 -----------------------------------------------------------------------------
     1,500,000   Federal National Mortgage Association, Unsecd. Note, 5.10%, 6/26/2018              1,491,390
                 -----------------------------------------------------------------------------
     2,000,000   Federal National Mortgage Association, Unsecd. Note, 6.05%, 8/18/2023              2,010,100
                 -----------------------------------------------------------------------------
     1,000,000   Federal National Mortgage Association, Unsecd. Note, 6.20%, 6/13/2017              1,069,435
                 -----------------------------------------------------------------------------
       600,000   Federal National Mortgage Association, Unsecd. Note, 6.25%, 2/28/2017                640,253
                 -----------------------------------------------------------------------------
     1,000,000   Federal National Mortgage Association, Unsecd. Note, 3.25%, 2/15/2009                988,075
                 -----------------------------------------------------------------------------
     1,250,000   Federal National Mortgage Association, Unsecd. Note, Series MTN, 5.50%, 11/8/2016  1,285,876
                 -----------------------------------------------------------------------------
       500,000   Federal National Mortgage Association, Unsecd. Sub. Note, 5.125%, 1/2/2014           511,110
                 ---------------------------------------------------------------------------------------------

                                                                                                   14,310,283
                 ---------------------------------------------------------------------------------------------
                 FEDERAL HOME LOAN BANK - 21.48%
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, 5.00%, 7/17/2018                              975,643
                 -----------------------------------------------------------------------------
     1,250,000   Federal Home Loan Bank , Unsecd. Bond, 5.25%, 12/10/2013                           1,259,751
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, 5.125%, 4/1/2019                            1,003,999
                 -----------------------------------------------------------------------------
       865,000   Federal Home Loan Bank , Unsecd. Bond, 5.30%, 7/23/2018                              857,674
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, 4.40%, 3/30/2011                            1,001,357
                 -----------------------------------------------------------------------------
     1,600,000   Federal Home Loan Bank , Unsecd. Bond, 5.50%, 8/7/2018                             1,601,848
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series 4R18, 6.125%, 11/5/2018              1,004,456
                 -----------------------------------------------------------------------------
       460,000   Federal Home Loan Bank , Unsecd. Bond, Series 5D18, 6.125%, 11/5/2018                462,081
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series DJ18, 5.75%, 2/5/2018                1,000,372
                 -----------------------------------------------------------------------------
       733,333   Federal Home Loan Bank , Unsecd. Bond, Series GA17, 5.875%, 9/19/2017                733,613
                 -----------------------------------------------------------------------------
     2,500,000   Federal Home Loan Bank , Unsecd. Bond, Series HG08, 1.739%, 3/3/2008 (a)           2,499,993
                 -----------------------------------------------------------------------------
     1,150,000   Federal Home Loan Bank , Unsecd. Bond, Series IG18, 5.37%, 3/19/2018               1,150,374
                 -----------------------------------------------------------------------------
     1,700,000   Federal Home Loan Bank , Unsecd. Bond, Series IM13, 2.615%, 6/25/2013 (a)          1,706,553
                 -----------------------------------------------------------------------------
     1,250,000   Federal Home Loan Bank , Unsecd. Bond, Series IT18, 5.24%, 3/26/2018               1,249,554
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series JU17, 5.70%, 11/21/2017              1,000,329
                 -----------------------------------------------------------------------------
     2,000,000   Federal Home Loan Bank , Unsecd. Bond, Series LU08, 2.04%, 3/24/2008 (a)           1,998,974
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series MD18, 5.00%, 5/8/2018                1,002,100
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series QR18, 5.05%, 6/26/2018                 984,889
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series QS18, 5.00%, 6/26/2018                 981,909
                 -----------------------------------------------------------------------------
     1,000,000   Federal Home Loan Bank , Unsecd. Bond, Series RC18, 5.05%, 6/18/2018                 971,556
                 -----------------------------------------------------------------------------
        771,429   Federal Home Loan Bank , Unsecd. Bond, Series YA12, 5.25%, 12/3/2012                 771,663
                 ---------------------------------------------------------------------------------------------
                                                                                                   24,218,688
                 ---------------------------------------------------------------------------------------------
                 TOTAL GOVERNMENT AGENCIES (COST $52,368,903)                                      52,870,594

--------------------------------------------------------------------------------------------------------------

                                   CCMI FUNDS
                                 CCMI BOND FUND
              SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 - CONTINUED
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT       FIXED INCOME SECURITIES - 94.40% - CONTINUED                                      VALUE
--------------------------------------------------------------------------------------------------------------

                 MORTGAGE BACKED SECURITIES - 11.83%

                 BANKING - 1.72%
   $ 2,000,000   Wells Fargo Mortgaged Backed Securities, 4.63%, 10/25/2033 (a)                   $ 1,943,722

                 ---------------------------------------------------------------------------------------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.72%
        40,203   Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007                  41,243
                 -----------------------------------------------------------------------------
       985,707   Federal Home Loan Mortgage Corporation, Pool B15170, 5.00%, 7/1/2019               1,005,511
                 -----------------------------------------------------------------------------
     1,979,903   Federal Home Loan Mortgage Corporation, Pool B15098, 5.00%, 6/1/2019               2,019,683
                 ---------------------------------------------------------------------------------------------

                                                                                                    3,066,437

                 ---------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 2.04%
     2,244,969   Morgan Stanley Mortgage Loan Trust, 5.00%, 11/25/2018                              2,293,684

                 ---------------------------------------------------------------------------------------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.35%
       346,685   Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014              369,585
                 -----------------------------------------------------------------------------
       167,301   Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031              178,941
                 -----------------------------------------------------------------------------
     1,101,889   Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032            1,125,992
                 -----------------------------------------------------------------------------
       469,851   Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013              500,814
                 -----------------------------------------------------------------------------
       837,120   Government National Mortgage Association, Pool 606831, 5.50%, 9/15/2033              855,157
                 -----------------------------------------------------------------------------
       986,278   Government National Mortgage Association, Pool 610956, 4.50%, 5/15/2019              992,968
                 -----------------------------------------------------------------------------
       988,300   Government National Mortgage Association, Pool 610964, 4.50%, 5/15/2019              995,003
                 -----------------------------------------------------------------------------
       988,442   Government National Mortgage Association, Pool 622990, 5.50%, 11/15/2033           1,009,739
                 ---------------------------------------------------------------------------------------------
                                                                                                    6,028,199
                 ---------------------------------------------------------------------------------------------
                 TOTAL MORTGAGE BACKED SECURITIES (COST $13,076,980)                               13,332,042

                 ---------------------------------------------------------------------------------------------

                 LONG-TERM MUNICIPALS - 0.66%

                 OKLAHOMA - 0.66%
       620,000   Choctaw County, OK IDA, Revenue Bonds, USA Guaranteed, 8.00%, 7/1/2012               745,885
                 ---------------------------------------------------------------------------------------------
                 ---------------------------------------------------------------------------------------------

                 TOTAL LONG-TERM MUNICIPALS (COST $704,493)                                           745,885

                 ---------------------------------------------------------------------------------------------

                 TOTAL FIXED INCOME SECURITIES (COST $104,206,008)                                106,415,075

                 ---------------------------------------------------------------------------------------------

    SHARES       PREFERRED STOCKS - 2.54%
---------------

                 BANKING - 0.09%
         4,000   UBS Preferred Funding Trust IV, Pfd.                                                  98,800

                 ---------------------------------------------------------------------------------------------
                 FINANCIAL INTERMEDIARIES - 0.93%
        22,700   ML Preferred Capital Trust V, Perpetual Series, Pfd.                                 610,630
                 -----------------------------------------------------------------------------
         2,700   Saturn-GS Group, Series GS,Pfd.                                                       61,290
                 -----------------------------------------------------------------------------
        15,800   Wells Fargo Capital Trust VIII, Pfd.                                                 380,148
                 ---------------------------------------------------------------------------------------------

                                                                                                    1,052,068

                 ---------------------------------------------------------------------------------------------
                 FINANCIAL SERVICES - 1.25%
                 -----------------------------------------------------------------------------
        31,000   ABN Amro Capital Funding Trust VII, Pfd.                                             759,500
                 -----------------------------------------------------------------------------
        15,000   BAC Capital Trust III, Pfd.                                                          398,250
                 -----------------------------------------------------------------------------
        10,150   Citigroup Capital IX, Pfd                                                            252,228
                 ---------------------------------------------------------------------------------------------

                                                                                                    1,409,978

                 ---------------------------------------------------------------------------------------------
                 INSURANCE - 0.15%
         6,400   ING Groep N.V., Pfd.                                                                 169,984

                 ---------------------------------------------------------------------------------------------

                                   CCMI FUNDS
                                 CCMI BOND FUND
              SCHEDULE OF INVESTMENTS - AUGUST 31, 2004 - CONTINUED
                                   (UNAUDITED)

    SHARES       PREFERRED STOCKS - 2.54% - CONTINUED                                              VALUE
--------------------------------------------------------------------------------------------------------------

                 SOVEREIGN AGENCY - 0.12%
         5,500   Tennessee Valley Authority, Series D, Pfd                                          $ 137,225

                 ---------------------------------------------------------------------------------------------
                 TOTAL PREFERRED STOCKS (COST $2,821,035)                                           2,868,055

                 ---------------------------------------------------------------------------------------------

                 SHORT-TERM INVESTMENTS - 12.09%

                 REPURCHASE AGREEMENTS - 8.92%
     5,019,000   Morgan Stanley Repurchase Agreement                                                5,019,000
                 -----------------------------------------------------------------------------
     5,038,000   Morgan Stanley Repurchase Agreement                                                5,038,000
                 ---------------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS (COST $10,057,000)                                    10,057,000

                 ---------------------------------------------------------------------------------------------
                 MONEY MARKET SECURITIES - 3.17%

     2,570,963   Fifth Third Institutional Money Market Fund, 1.32% (a)                             2,570,963
                 -----------------------------------------------------------------------------
     1,000,000   Goldman Sachs Financial Square Money Market Fund, 1.36% (a)                        1,000,000
                 ---------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET SECURITIES (COST $3,570,963)                                    3,570,963

                  ---------------------------------------------------------------------------------------------
                 TOTAL SHORT-TERM INVESTMENTS (COST $13,627,963)                                   13,627,963

                 ---------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT       SECURITIES HELD AS SHORT POSITIONS - 8.95%
-----------------

  $ (5,000,000)  U.S. Treasury Note, 4.25%, 8/15/2014                                              (5,051,565)
                 -----------------------------------------------------------------------------
     (5,000,000)  U.S. Treasury Note, 3.50%, 8/15/2009                                              (5,042,970)
                 ---------------------------------------------------------------------------------------------

                 TOTAL SHORT POSITIONS (COST $9,879,709)                                          (10,094,535)

                 ---------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 109.03% (COST $110,775,297)                                  112,816,558

                 ---------------------------------------------------------------------------------------------
                 LIABILITIES IN EXCESS OF OTHER ASSETS - (9.03)%                                  (10,178,082)

                 ---------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS - 100.00%                                                     $ 102,638,476

                ---------------------------------------------------------------------------------------------

(a) Variable rate security, rate shown is as of August 31, 2004.


     TAX RELATED
     Unrealized appreciation                                       $  2,467,510
     Unrealized depreciation                                           (426,249)
                                                                ----------------
     Net unrealized appreciation                                   $  2,041,261
                                                                ================

     Aggregate cost of securities for income tax purposes          $110,775,297
                                                                ================

                                   CCMI FUNDS
                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 98.09%                                                     VALUE
--------------------------------------------------------------------------------------------------------------

                 CERTIFICATES OF PARTICIPATION - 28.92%
     $ 950,000   Forsyth County, NC, 5.00%, 10/1/2015                                             $ 1,032,964
                 -----------------------------------------------------------------------------
       500,000   Brunswick County, NC, 5.00%, 4/1/2019                                                534,925
                 -----------------------------------------------------------------------------
       330,000   Buncombe County, NC, 5.00%, 10/1/2015                                                363,884
                 -----------------------------------------------------------------------------
       585,000   Buncombe County, NC, 5.25%, 10/1/2017                                                647,226
                 -----------------------------------------------------------------------------
       500,000   Burlington, NC, 5.00%, 4/1/2019                                                      536,975
                 -----------------------------------------------------------------------------
       500,000   Cary, NC, 5.00%, 12/1/2016                                                           541,730
                 -----------------------------------------------------------------------------
       500,000   Charlotte, NC, 5.00%, 6/1/2018                                                       535,035
                 -----------------------------------------------------------------------------
       830,000   Dare County, NC, 5.00%, 6/1/2023                                                     866,985
                 -----------------------------------------------------------------------------
       500,000   Iredell County, NC, 4.00%, 10/1/2016                                                 509,145
                 -----------------------------------------------------------------------------
       500,000   Iredell County, NC, 5.25%, 10/1/2020                                                 549,165
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.50%, 6/1/2022                                                501,535
                 -----------------------------------------------------------------------------
       500,000   New Hanover County, NC, 5.00%, 3/1/2020                                              535,095
                 -----------------------------------------------------------------------------
       500,000   Pitt County, NC, 5.30%, 4/1/2021                                                     539,585
                 -----------------------------------------------------------------------------
       590,000   Raleigh, NC, 4.75%, 6/1/2025                                                         594,543
                 -----------------------------------------------------------------------------
       500,000   Randolph County, NC, 5.00%, 6/1/2016                                                 554,950
                 -----------------------------------------------------------------------------
       500,000   Rockingham, NC, 5.00%, 4/1/2018                                                      537,455
                 -----------------------------------------------------------------------------
       400,000   Union County, NC, 5.00%, 6/1/2017                                                    432,312
                 -----------------------------------------------------------------------------
       520,000   Wilmington, NC, 5.00%, 9/1/2014                                                      584,839
                 -----------------------------------------------------------------------------
       500,000   Wilmington, NC, 5.35%, 6/1/2024                                                      531,455
                 -----------------------------------------------------------------------------
     1,000,000   Winston-Salem, NC, 5.00%, 6/1/2016                                                 1,077,890
                 ---------------------------------------------------------------------------------------------
                                                                                                   12,007,693

                 ---------------------------------------------------------------------------------------------
                 CORRECTIONAL FACILITIES - 2.51%
       500,000   North Carolina Infrastructure Finance Corp., 3.00%, 2/1/2010                         501,485
                 -----------------------------------------------------------------------------
       500,000   North Carolina Infrastructure Finance Corp., 5.00%, 10/1/2017                        539,710
                 ---------------------------------------------------------------------------------------------
                                                                                                    1,041,195

                 ---------------------------------------------------------------------------------------------
                 EDUCATION - 10.04%
       500,000   North Carolina A&T State University, 5.25%, 6/1/2020                                 536,220
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 5.00%, 4/1/2014                                                552,805
                 -----------------------------------------------------------------------------
       500,000   North Carolina State University, NC, 5.00%, 10/1/2014                                559,535
                 -----------------------------------------------------------------------------
       500,000   North Carolina State University, NC, 5.125%, 12/15/2016                              534,005
                 -----------------------------------------------------------------------------
       600,000   University of North Carolina, NC, 0.00%, 8/01/2017                                   343,362
                 -----------------------------------------------------------------------------
       500,000   University, NC, 5.375%, 4/01/2022                                                    548,125
                 -----------------------------------------------------------------------------
       500,000   University, NC, 5.40%, 5/15/2016                                                     554,630
                 -----------------------------------------------------------------------------
       500,000   Winston-Salem State University, 4.85%, 1/1/2011                                      540,595
                 ---------------------------------------------------------------------------------------------
                                                                                                    4,169,277

                 ---------------------------------------------------------------------------------------------
                 GENERAL OBLIGATION - 29.65%
       620,000   Apex, NC, 2.00%, 2/1/2006                                                            623,354
                 -----------------------------------------------------------------------------
       500,000   Brunswick County, NC, 3.25%, 2/1/2014                                                489,645
                 -----------------------------------------------------------------------------
       500,000   Brunswick County, NC, 5.25%, 4/1/2022                                                542,265
                 -----------------------------------------------------------------------------
       650,000   Burlington, NC, 5.20%, 2/1/2013                                                      718,211
                 -----------------------------------------------------------------------------
       500,000   Carteret County, NC, 3.50%, 5/1/2016                                                 485,500
                 -----------------------------------------------------------------------------
       500,000   Cary, NC, 4.00%, 6/1/2016                                                            507,360
                 -----------------------------------------------------------------------------
       525,000   Cary, NC, 5.00%, 3/1/2021                                                            557,597
                 -----------------------------------------------------------------------------
       300,000   Charlotte, NC, 5.25%, 2/1/2020                                                       323,274
                 -----------------------------------------------------------------------------
       500,000   Chatham County, NC, 4.00%, 4/1/2015                                                  514,790
                 -----------------------------------------------------------------------------
       500,000   Craven County, NC, 3.00%, 6/1/2010                                                   503,670
                 -----------------------------------------------------------------------------
       500,000   Durham County, NC, 4.25%, 5/1/2016                                                   515,985
                 -----------------------------------------------------------------------------
       435,000   Durham County, NC, 4.50%, 5/1/2023                                                   436,331
                 -----------------------------------------------------------------------------
       500,000   Durham, NC, 5.00%, 2/1/2007                                                          536,105
                 -----------------------------------------------------------------------------
       500,000   Emerald Isle, NC, 2.75%, 2/1/2005                                                    503,105
                 -----------------------------------------------------------------------------
       500,000   Emerald Isle, NC, 2.75%, 2/1/2010                                                    497,255
                 -----------------------------------------------------------------------------
       600,000   Haywood County, NC, 4.40%, 6/1/2020                                                  610,260
                 -----------------------------------------------------------------------------
       500,000   New Hanover County, NC, 5.00%, 6/1/2020                                              534,470
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.50%, 5/1/2019                                                516,275
                 -----------------------------------------------------------------------------
       500,000   North Carolina State, 4.75%, 3/1/2015                                                541,270
                 -----------------------------------------------------------------------------
       350,000   Orange County, NC, 4.25%, 2/1/2019                                                   354,053
                 -----------------------------------------------------------------------------

                                   CCMI FUNDS
                    CCMI TAX-EXEMPT NORTH CAROLINA BOND FUND
                    SCHEDULE OF INVESTMENTS - AUGUST 31, 2004
                                   (UNAUDITED)

   PRINCIPAL
    AMOUNT       LONG-TERM MUNICIPALS - 98.09% - CONTINUED                                         VALUE
--------------------------------------------------------------------------------------------------------------
                 GENERAL OBLIGATION - 29.65% - CONTINUED
     $ 250,000   Orange County, NC, 4.50%, 2/1/2022                                                 $ 252,093
                 -----------------------------------------------------------------------------
       250,000   Orange County, NC, 4.625%, 2/1/2023                                                  253,132
                 -----------------------------------------------------------------------------
       450,000   Pender County, NC, 5.10%, 6/1/2005                                                   462,380
                 -----------------------------------------------------------------------------
       500,000   Randolph County, NC, 3.00%, 6/1/2012                                                 492,160
                 -----------------------------------------------------------------------------
       500,000   Wake County, NC, 4.50%, 3/1/2009                                                     541,155
                 ---------------------------------------------------------------------------------------------
                                                                                                   12,311,695

                 ---------------------------------------------------------------------------------------------

                 HEALTHCARE - 6.98%
       500,000   Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2013                       528,435
                 -----------------------------------------------------------------------------
       500,000   Charlotte-Mecklenberg Hospital Authority, NC, 5.00%, 1/15/2016                       531,940
                 -----------------------------------------------------------------------------
       200,000   New Hanover Regional Medical Center, 5.30%, 10/1/2006                                213,406
                 -----------------------------------------------------------------------------
       500,000   North Carolina Community Health Care, NC, 5.00%, 11/1/2017                           532,125
                 -----------------------------------------------------------------------------
       500,000   North Carolina Community Health Care, NC, 5.00%, 11/1/2018                           526,630
                 -----------------------------------------------------------------------------
       500,000   Wake County Hospital, NC, 5.125%, 10/1/2013                                          564,435
                 ---------------------------------------------------------------------------------------------
                                                                                                    2,896,971

                 ---------------------------------------------------------------------------------------------
                 TRANSPORTATION - 1.98%
       250,000   Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2014                               275,260
                 -----------------------------------------------------------------------------
       500,000   Raleigh-Durham Airport Authority, NC, 5.25%, 11/1/2017                               546,795
                 ---------------------------------------------------------------------------------------------
                                                                                                      822,055

                 ---------------------------------------------------------------------------------------------
                 UTILITIES - 18.01%
       500,000   Charlotte, NC Water & Sewer Systems, 5.25%, 6/1/2015                                 545,370
                 -----------------------------------------------------------------------------
       500,000   Charlotte, NC Water & Sewer Systems, 5.50%, 6/1/2014                                 557,800
                 -----------------------------------------------------------------------------
       500,000   Durham County, NC Enterprise System, 3.00%, 6/1/2005                                 506,010
                 -----------------------------------------------------------------------------
       385,000   Greensboro, NC Enterprise Systems, 5.00%, 6/1/2005                                   395,222
                 -----------------------------------------------------------------------------
       500,000   Mooresville, NC Enterprise System, 5.00%, 5/1/2019                                   534,005
                 -----------------------------------------------------------------------------
       500,000   North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/2016                      533,295
                 -----------------------------------------------------------------------------
       500,000   North Carolina Eastern Municipal Power Agency, 5.70%, 1/1/2015                       546,940
                 -----------------------------------------------------------------------------
       500,000   North Carolina Municipal Power Agency, 5.50%, 1/1/2015                               578,505
                 -----------------------------------------------------------------------------
       500,000   Raleigh, NC Enterprise System, 5.25%, 3/1/2017                                       547,400
                 -----------------------------------------------------------------------------
       500,000   Salisbury, NC Enterprise System, 5.00%, 2/1/2020                                     531,725
                 -----------------------------------------------------------------------------
       535,000   Union County, NC Enterprise System, 5.00%, 6/1/2017                                  579,967
                 -----------------------------------------------------------------------------
       500,000   Wilson, NC Combined Enterprise System, 5.25%, 12/1/2018                              546,800
                 -----------------------------------------------------------------------------
       500,000   Winston-Salem, NC Water & Sewer System, 5.00%, 6/1/2019                              531,960
                -----------------------------------------------------------------------------
       270,000   Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2015                              312,595
                 -----------------------------------------------------------------------------
       200,000   Winston-Salem, NC Water & Sewer System, 5.50%, 6/1/2016                              231,552
                 ---------------------------------------------------------------------------------------------
                                                                                                    7,479,146

                 ---------------------------------------------------------------------------------------------
                 TOTAL LONG-TERM MUNICIPALS (COST $40,370,324)                                     40,728,032

                  ---------------------------------------------------------------------------------------------

    SHARES       MONEY MARKET SECURITIES - 2.18%
---------------

       904,534   Fifth Third Institutional Money Market Fund, 1.32% (a)                               904,534

                 ---------------------------------------------------------------------------------------------
                 TOTAL MONEY MARKET SECURITIES (COST $904,534)                                        904,534

                  ---------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 100.27% (COST $41,274,858)                                    41,632,566

                 ---------------------------------------------------------------------------------------------
                 LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%                                     (112,112)

                 ---------------------------------------------------------------------------------------------
                 TOTAL NET ASSETS - 100.00%                                                      $ 41,520,454

                 ---------------------------------------------------------------------------------------------

 (a) Variable rate security, rate shown is as of August 31, 2004.

        TAX RELATED
        Unrealized appreciation                                   $     523,793
        Unrealized depreciation                                        (166,085)
                                                                ----------------
        Net unrealized appreciation                               $     357,708
                                                                ================

        Aggregate cost of securities for income tax purposes      $  41,274,858
                                                                ================

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CCMI Funds

By
        /s/ Anthony J. Ghoston
        ------------------------
         Anthony J. Ghoston, President

Date    October 27, 2004
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
        /s/ Anthony J. Ghoston
        ------------------------
         Anthony J. Ghoston, President

Date    October 27, 2004
        -----------------

By
        /s/ Thomas Napurano
        -----------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    October 28, 2004
        -----------------